UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	January 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (83.1%)
	Australia (a)(4.7%)
	Air Freight & Logistics
2,988	Toll Holdings Ltd.	$22,649

	Beverages
4,222	Coca-Cola Amatil Ltd.	40,735
15,985	Foster’s Group Ltd.	74,909
		115,644
	Biotechnology
2,230	CSL Ltd.	61,689

	Capital Markets
1,577	Macquarie Group Ltd.	69,482

	Chemicals
41,070	Incitec Pivot Ltd.	121,673
3,384	Nufarm Ltd. (b)	30,400
8,586	Orica Ltd.	182,602
		334,675
	Commercial Banks
37,559	Australia & New Zealand Banking Group Ltd.	718,414
1,935	Commonwealth Bank of Australia	90,685
2,591	National Australia Bank Ltd.	60,135
2,716	Westpac Banking Corp.	57,065
		926,299
	Commercial Services & Supplies
7,698	Brambles Ltd.	44,462

	Construction & Engineering
1,853	Leighton Holdings Ltd. (b)	62,263

	Construction Materials
10,539	Boral Ltd. (b)	49,449

	Containers & Packaging
20,438	Amcor Ltd.	106,249

	Diversified Telecommunication Services
16,799	Telstra Corp. Ltd.	49,552

	Food & Staples Retailing
3,197	Wesfarmers Ltd.	77,258
1,232	Wesfarmers Ltd. (PPS)	29,981
7,609	Woolworths Ltd.	173,751
		280,990
	Health Care Providers & Services
1,133	Sonic Healthcare Ltd.	14,260

	Hotels, Restaurants & Leisure
3,127	TABCORP Holdings Ltd.	19,419

	Industrial Conglomerates
16,434	CSR Ltd.	26,231

	Insurance
10,784	AMP Ltd.	59,468
13,204	Insurance Australia Group Ltd.	44,061
5,013	QBE Insurance Group Ltd. (b)	101,299
4,252	Suncorp-Metway Ltd.	33,310
		238,138
	Media
7,583	Fairfax Media Ltd. (b)	11,545

	Metals & Mining
38,820	Alumina Ltd. (c)	53,129
81,481	BHP Billiton Ltd.	2,824,018
22,448	BlueScope Steel Ltd.	51,721
32,914	Fortescue Metals Group Ltd. (c)	131,036
11,982	Newcrest Mining Ltd.	328,720
20,593	OneSteel Ltd.	56,372
71,809	OZ Minerals Ltd. (c)	67,278

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

6,860	Rio Tinto Ltd.	$409,543
3,761	Sims Metal Management Ltd.	70,718
		3,992,535
	Multi-Utilities
3,841	AGL Energy Ltd.	46,972

	Oil, Gas & Consumable Fuels
3,373	Caltex Australia Ltd. (c)	26,736
5,790	Origin Energy Ltd.	81,810
3,996	Santos Ltd.	46,462
3,657	Woodside Petroleum Ltd.	136,441
		291,449
	Real Estate Investment Trusts (REITs)
1,340	Stockland (Stapled Securities) (d)	4,401

	Real Estate Management & Development
3,307	Lend Lease Corp. Ltd. (Stapled Securities) (d)	27,466

	Transportation Infrastructure
3,650	Macquarie Atlas Roads Group (Stapled Securities) (c)(d)(e)	2,970
18,249	Macquarie Infrastructure Group (Stapled Securities) (d)	19,548
6,285	Transurban Group (Stapled Securities) (b)(d)	29,017
		51,535
	Total Australia	6,847,354

	Austria (a)(0.6%)
	Commercial Banks
7,694	Erste Group Bank AG	290,493
3,000	Raiffeisen International Bank Holding AG (b)	148,323
		438,816
	Diversified Telecommunication Services
8,605	Telekom Austria AG	118,828

	Electric Utilities
1,731	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Class A)	71,843

	Insurance
958	Vienna Insurance Group	45,684

	Metals & Mining
3,640	Voestalpine AG	126,429

	Oil, Gas & Consumable Fuels
2,210	OMV AG	87,039

	Total Austria	888,639

	Belgium (a)(0.5%)
	Beverages
2,742	Anheuser-Busch InBev N.V. (c)	19
4,920	Anheuser-Busch InBev N.V.	245,682
		245,701
	Chemicals
957	Solvay SA (Class A)	94,619
2,270	Umicore	69,444
		164,063
	Diversified Financial Services
991	Cie Nationale a Portefeuille	49,572
6,698	Fortis (c)	23,428
1,780	Groupe Bruxelles Lambert SA	163,020
		236,020
	Diversified Telecommunication Services
1,903	Belgacom SA	69,173

	Pharmaceuticals
1,336	UCB SA (b)	59,790

	Total Belgium	774,747

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Bermuda (a)(0.5%)
	Distributors
25,220	Li & Fung Ltd. (f)	$114,584

	Electric Utilities
7,000	Cheung Kong Infrastructure Holdings Ltd. (f)	26,081

	Energy Equipment & Services
14,200	Seadrill Ltd. (b)	321,783

	Hotels, Restaurants & Leisure
8,713	Shangri-La Asia Ltd. (f)	15,153

	Real Estate Management & Development
9,384	Kerry Properties Ltd. (f)	41,605

	Specialty Retail
20,035	Esprit Holdings Ltd. (f)	140,482

	Textiles, Apparel & Luxury Goods
7,500	Yue Yuen Industrial Holdings Ltd. (f)	23,264

	Trading Companies & Distributors
16,000	Noble Group Ltd.	32,446

	Total Bermuda	715,398

	Brazil (0.8%)
	Aerospace & Defense
2,600	Empresa Brasileira de Aeronautica SA	13,779

	Commercial Banks
11,800	Banco do Brasil SA	175,905

	Diversified Financial Services
6,100	BM&F BOVESPA SA	41,195

	Food Products
8,814	BRF - Brasil Foods SA	211,115

	Household Durables
18,000	Cyrela Brazil Realty SA	206,642

	Information Technology Services
1,700	Redecard SA	23,764

	Metals & Mining
2,200	Cia Siderurgica Nacional SA	64,191
2,600	Vale SA	67,462
		131,653
	Multiline Retail
5,100	Lojas Renner SA	97,346

	Oil, Gas & Consumable Fuels
9,200	Petroleo Brasileiro SA	186,538

	Road & Rail
12,800	All America Latina Logistica SA (g)	102,536

	Total Brazil	1,190,473

	Canada (0.0%)
	Media
191	Thomson Reuters Corp.	6,379

	Denmark (a)(0.6%)
	Chemicals
1,053	Novozymes A/S (B Shares)	108,467

	Electrical Equipment
3,129	Vestas Wind Systems A/S (c)	165,441

	Marine
28	A P Moller - Maersk A/S (B Shares)	217,138

	Pharmaceuticals
5,767	Novo Nordisk A/S (B Shares)	$390,332

	Road & Rail
2,750	DSV A/S (c)	49,023

	Total Denmark	930,401

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Finland (a)(1.1%)
	Communications Equipment
55,483	Nokia Oyj	$765,878

	Electric Utilities
7,489	Fortum Oyj	190,807

	Food & Staples Retailing
2,234	Kesko Oyj (Class B)	71,808

	Insurance
4,880	Sampo Oyj (Class A)	118,282

	Machinery
2,048	Kone Oyj (B Shares)	82,321
2,166	Metso Oyj	72,026
978	Wartsila Oyj (b)	45,684
		200,031
	Metals & Mining
2,897	Outokumpu Oyj	51,970
1,336	Rautaruukki Oyj	27,246
		79,216
	Oil, Gas & Consumable Fuels
2,037	Neste Oil Oyj	33,278

	Paper & Forest Products
9,349	Stora Enso Oyj (Class R) (c)	57,680
7,721	UPM-Kymmene Oyj	84,640
		142,320
	Total Finland	1,601,620

	France (a)(6.5%)
	Aerospace & Defense
877	Safran SA (b)	17,084
868	Thales SA	39,249
		56,333
	Auto Components
3,038	Compagnie Generale des Etablissements Michelin (B Shares)	236,193

	Automobiles
3,183	Peugeot SA (c)	102,695
2,803	Renault SA (c)	132,264
		234,959
	Beverages
819	Pernod-Ricard SA (b)	66,079

	Building Products
2,440	Compagnie de Saint-Gobain (b)	117,234

	Chemicals
2,878	Air Liquide SA	306,252

	Commercial Banks
11,289	BNP Paribas	803,953
7,433	Credit Agricole SA	116,006
6,293	Societe Generale	365,615
		1,285,574
	Commercial Services & Supplies
218	Societe BIC SA	15,518

	Communications Equipment
20,688	Alcatel-Lucent (c)	69,347

	Construction & Engineering
2,116	Bouygues SA	104,529
2,236	Vinci SA (b)	119,126
		223,655
	Construction Materials
495	Imerys SA	27,307

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

2,762	Lafarge SA (b)	$204,207
		231,514
	Diversified Financial Services
289	Eurazeo	20,923

	Diversified Telecommunication Services
13,683	France Telecom SA	314,612

	Electric Utilities
1,390	EDF SA	74,913

	Electrical Equipment
5,062	Alstom SA (b)	337,248
1,695	Schneider Electric SA	174,206
		511,454
	Energy Equipment & Services
4,085	Cie Generale de Geophysique-Veritas (c)	100,610
6,627	Technip SA	448,175
		548,785
	Food & Staples Retailing
6,282	Carrefour SA	307,215
754	Casino Guichard Perrachon SA	62,097
		369,312
	Food Products
4,473	Danone SA	256,247

	Health Care Equipment & Supplies
1,588	Cie Generale d’Optique Essilor International SA (b)	92,205

	Hotels, Restaurants & Leisure
1,618	Accor SA	81,374
886	Sodexo (b)(c)	48,618
		129,992
	Information Technology Services
361	Atos Origin SA (c)	16,728
1,461	Cap Gemini SA	64,625
		81,353
	Insurance
13,190	AXA SA	272,858
496	CNP Assurances	43,867
1,527	SCOR SE	35,332
		352,057
	Machinery
335	Vallourec SA (b)	57,789

	Media
1,747	Lagardere SCA	67,866
1,010	Publicis Groupe SA	41,185
2,036	Societe Television Francaise 1 (b)	35,264
7,706	Vivendi	199,494
		343,809
	Multi-Utilities
11,338	GDF Suez	429,899
4,235	Veolia Environnement	138,799
		568,698
	Multiline Retail
897	PPR (b)	109,227

	Office Electronics
360	Neopost SA	28,712

	Oil, Gas & Consumable Fuels
25,566	Total SA	1,484,961

	Personal Products
381	L’Oreal SA	39,958

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Pharmaceuticals
7,992	Sanofi-Aventis SA	$589,612

	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (b)	24,283
196	Gecina SA	19,506
200	ICADE	19,157
908	Klepierre	33,759
1,558	Unibail-Rodamco SE	338,479
		435,184
	Software
631	Dassault Systemes SA (b)	36,347

	Textiles, Apparel & Luxury Goods
586	Hermes International (b)	80,447
2,035	LVMH Moet Hennessy Louis Vuitton SA	222,575
		303,022
	Total France	9,591,830

	Germany (a)(4.4%)
	Air Freight & Logistics
4,993	Deutsche Post AG (Registered Shares)	87,003

	Airlines
1,432	Deutsche Lufthansa AG (Registered Shares)	22,937

	Automobiles
7,178	Bayerische Motoren Werke AG	306,370
9,366	Daimler AG	431,614
1,761	Volkswagen AG	153,966
		891,950
	Capital Markets
6,354	Deutsche Bank AG (Registered Shares)	386,838

	Chemicals
6,097	BASF SE	345,705
3,960	K+S AG	222,506
1,526	Linde AG	166,567
		734,778
	Commercial Banks
4,997	Commerzbank AG (b)(c)	38,578
625	Deutsche Postbank AG (c)	19,030
		57,608
	Construction & Engineering
364	Hochtief AG	26,999

	Diversified Financial Services
1,927	Deutsche Boerse AG	127,009

	Diversified Telecommunication Services
13,794	Deutsche Telecom AG (Registered Shares)	178,572

	Electric Utilities
13,168	E.ON AG	483,486

	Food & Staples Retailing
1,481	Metro AG	81,205

	Health Care Providers & Services
841	Celesio AG (b)	24,524
1,678	Fresenius Medical Care AG & Co. KGaA	85,202
		109,726
	Hotels, Restaurants & Leisure
1,659	TUI AG (b)(c)	15,376

	Industrial Conglomerates
15,583	Siemens AG (Registered Shares) (b)	1,396,349

	Insurance
3,212	Allianz SE (Registered Shares)	355,568

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

1,477	Muenchener Rueckversicherungs AG (Registered Shares)	$221,572
		577,140
	Machinery
1,507	GEA Group AG	30,870
678	MAN SE	45,486
		76,356
	Metals & Mining
2,153	ThyssenKrupp AG (b)	68,031

	Multi-Utilities
2,123	RWE AG	188,147

	Personal Products
439	Beiersdorf AG	25,634

	Pharmaceuticals
6,669	Bayer AG	454,318
269	Merck KGaA	23,985
		478,303
	Software
8,471	SAP AG	386,658

	Textiles, Apparel & Luxury Goods
1,302	Adidas AG	66,285
97	Puma AG Rudolf Dassler Sport	29,553
		95,838
	Total Germany	6,495,943

	Hong Kong (a)(1.8%)
	Airlines
15,000	Cathay Pacific Airways Ltd. (c)	24,530

	Commercial Banks
33,178	Bank of East Asia Ltd.	112,761
66,000	BOC Hong Kong Holdings Ltd.	137,527
12,100	Hang Seng Bank Ltd.	169,240
		419,528
	Diversified Financial Services
12,400	Hong Kong Exchanges and Clearing Ltd.	209,511

	Electric Utilities
21,304	CLP Holdings Ltd.	143,921
16,500	Hongkong Electric Holdings Ltd.	92,269
		236,190
	Gas Utilities
57,838	Hong Kong & China Gas Co., Ltd.	125,490

	Hotels, Restaurants & Leisure
152,000	China Travel International Inv HK	37,472

	Industrial Conglomerates
25,926	Hutchison Whampoa Ltd.	176,474

	Media
3,000	Television Broadcasts Ltd.	14,034

	Real Estate Investment Trusts (REITs)
34,435	Link REIT (The)	82,667

	Real Estate Management & Development
25,000	Cheung Kong Holdings Ltd.	294,456
35,000	Hang Lung Properties Ltd.	118,327
10,000	Henderson Land Development Co., Ltd.	62,759
10,500	Hopewell Holdings Ltd.	31,848
14,807	Hysan Development Co., Ltd.	36,632
48,393	New World Development Ltd.	79,206
28,875	Sino Land Co., Ltd.	47,524
21,000	Sun Hung Kai Properties Ltd.	268,971
15,500	Swire Pacific Ltd. (Class A)	168,856

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

25,020	Wharf Holdings Ltd.	$123,553
		1,232,132
	Road & Rail
20,316	MTR Corp.	65,745

	Total Hong Kong	2,623,773

	Indonesia (a)(0.8%)
	Automobiles
43,000	Astra International Tbk PT	163,951

	Commercial Banks
249,500	Bank Central Asia Tbk PT	132,752
65,500	Bank Danamon Indonesia Tbk PT	33,725
140,000	Bank Mandiri Tbk PT	69,331
119,000	Bank Rakyat Indonesia	96,699
		332,507
	Construction Materials
30,000	Semen Gresik Persero Tbk PT	25,509

	Diversified Telecommunication Services
205,000	Telekomunikasi Indonesia Tbk PT	203,513

	Food Products
9,000	Astra Agro Lestari Tbk PT	22,787

	Gas Utilities
202,000	Perusahaan Gas Negara PT	80,972

	Household Products
38,500	Unilever Indonesia Tbk PT	46,351

	Machinery
32,500	United Tractors Tbk PT	57,627

	Metals & Mining
48,500	International Nickel Indonesia Tbk PT	18,234

	Oil, Gas & Consumable Fuels
353,000	Bumi Resources Tbk PT	92,850
17,000	Tambang Batubara Bukit Asam Tbk PT	31,070
		123,920
	Real Estate Management & Development
219,100	Lippo Karawaci Tbk PT (c)	12,409

	Wireless Telecommunication Services
32,500	Indosat Tbk PT	19,401

	Total Indonesia	1,107,181

	Italy (a)(1.7%)
	Automobiles
2,844	Fiat SpA (c)	35,402

	Capital Markets
1,596	Mediobanca SpA (c)	17,427

	Commercial Banks
1,402	Banco Popolare (c)	8,845
131,369	Intesa Sanpaolo SpA (c)	499,202
33,102	UniCredit SpA (c)	92,178
1,664	Unione di Banche Italiane ScpA	22,914
		623,139
	Diversified Telecommunication Services
17,924	Telecom Italia SpA	26,633

	Electric Utilities
7,633	Enel SpA	41,225

	Energy Equipment & Services
13,205	Saipem SpA	426,599

	Insurance
14,921	Assicurazioni Generali SpA	352,176

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Oil, Gas & Consumable Fuels
42,050	Eni SpA	$979,415

	Total Italy	2,502,016

	Japan (a)(18.3%)
	Air Freight & Logistics
4,635	Yamato Holdings Co., Ltd.	63,795

	Auto Components
12,200	Bridgestone Corp.	194,453
8,900	Denso Corp.	261,082
3,059	NGK Spark Plug Co., Ltd. (c)	35,432
1,900	Stanley Electric Co., Ltd.	36,988
1,800	Toyota Industries Corp.	52,781
		580,736
	Automobiles
20,909	Honda Motor Co., Ltd.	709,443
30,905	Nissan Motor Co., Ltd. (c)	249,911
33,655	Toyota Motor Corp.	1,290,647
1,000	Yamaha Motor Co., Ltd. (b)(c)	13,625
		2,263,626
	Beverages
5,500	Asahi Breweries Ltd.	107,679
1,400	Ito En Ltd.	20,834
12,051	Kirin Holdings Co., Ltd.	184,035
5,000	Sapporo Holdings Ltd. (b)	26,637
		339,185
	Building Products
18,500	Asahi Glass Co., Ltd. (b)	185,525
2,800	Daikin Industries Ltd.	103,406
3,862	JS Group Corp.	68,123
9,500	Nippon Sheet Glass Co., Ltd.	24,427
8,500	TOTO Ltd. (b)	51,569
		433,050
	Capital Markets
42,000	Daiwa Securities Group, Inc.	209,398
6,700	Matsui Securities Co., Ltd. (b)	45,505
19,000	Mizuho Securities Co., Ltd.	56,078
28,950	Nomura Holdings, Inc.	216,658
282	SBI Holdings, Inc.	53,921
		581,560
	Chemicals
20,000	Asahi Kasei Corp.	99,205
4,000	Daicel Chemical Industries Ltd.	23,950
11,546	Denki Kagaku Kogyo KK	46,794
22,588	DIC Corp.	40,127
3,308	JSR Corp.	64,915
6,000	Kaneka Corp.	38,793
6,056	Kuraray Co., Ltd.	70,383
16,500	Mitsubishi Chemical Holdings Corp.	68,842
13,099	Mitsubishi Rayon Co., Ltd.	54,316
12,500	Mitsui Chemicals, Inc.	33,481
3,500	Nissan Chemical Industries Ltd.	45,909
3,200	Nitto Denko Corp.	123,074
5,597	Shin-Etsu Chemical Co., Ltd.	291,512
16,000	Showa Denko KK	32,566
21,000	Sumitomo Chemical Co., Ltd.	94,126
18,608	Teijin Ltd.	56,280
19,000	Toray Industries, Inc. (b)	103,841
14,000	Tosoh Corp.	35,914
		1,324,028

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Commercial Banks
5,500	77 Bank Ltd. (The) (b)	$29,418
5,000	Bank of Kyoto Ltd. (The)	41,297
22,000	Bank of Yokohama Ltd. (The)	104,259
12,000	Chiba Bank Ltd. (The)	72,238
27,623	Chuo Mitsui Trust Holdings, Inc. (c)	98,179
14,000	Fukuoka Financial Group, Inc. (b)	51,059
1,000	Gunma Bank Ltd. (The)	5,145
1,000	Hachijuni Bank Ltd. (The)	5,780
1,000	Hiroshima Bank Ltd. (The)	3,953
27,000	Hokuhoku Financial Group, Inc. (b)(c)	56,003
14,000	Joyo Bank Ltd. (The)	56,835
110,660	Mitsubishi UFJ Financial Group, Inc. (h)	569,368
273,900	Mizuho Financial Group, Inc. (b)	527,658
15,000	Nishi-Nippon City Bank Ltd. (The) (c)	38,748
6,800	Resona Holdings, Inc. (c)	84,638
1,000	Sapporo Hokuyo Holdings, Inc. (b)(c)	4,053
26,500	Shinsei Bank Ltd. (b)(c)	33,456
11,000	Shizuoka Bank Ltd. (The) (b)	94,952
17,300	Sumitomo Mitsui Financial Group, Inc. (b)	559,015
44,081	Sumitomo Trust & Banking Co., Ltd (The)	245,539
1,000	Suruga Bank Ltd.	8,848
		2,690,441
	Commercial Services & Supplies
6,500	Dai Nippon Printing Co., Ltd. (b)	89,696
3,285	Secom Co., Ltd. (c)	147,111
7,000	Toppan Printing Co., Ltd. (b)	60,909
		297,716
	Computers & Peripherals
28,000	Fujitsu Ltd.	171,091
38,500	NEC Corp. (c)	99,208
2,600	Seiko Epson Corp.	43,007
43,026	Toshiba Corp. (b)(c)	234,990
		548,296
	Construction & Engineering
5,546	JGC Corp.	103,089
21,000	Kajima Corp. (b)	43,935
16,571	Obayashi Corp.	58,522
16,000	Shimizu Corp. (b)	60,934
24,000	Taisei Corp.	46,299
		312,779
	Construction Materials
15,000	Taiheiyo Cement Corp. (c)	16,943

	Consumer Finance
590	Acom Co., Ltd. (b)	10,168
500	Aeon Credit Service Co., Ltd. (b)	5,173
2,200	Credit Saison Co., Ltd. (c)	27,467
380	ORIX Corp. (b)	28,452
750	Promise Co., Ltd. (b)(c)	7,007
		78,267
	Containers & Packaging
3,417	Toyo Seikan Kaisha Ltd.	48,108

	Diversified Consumer Services
1,154	Benesse Holdings, Inc.	48,495

	Diversified Financial Services
200	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,909

	Diversified Telecommunication Services
2,500	Nippon Telegraph & Telephone Corp.	105,598

	Electric Utilities
3,400	Chubu Electric Power Co., Inc. (b)	86,359

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

5,200	Kansai Electric Power Co., Inc. (The) (b)	$118,553
2,100	Kyushu Electric Power Co., Inc.	45,527
3,900	Tohoku Electric Power Co., Inc.	78,566
6,100	Tokyo Electric Power Co., Inc. (The)	164,522
		493,527
	Electrical Equipment
4,000	Fuji Electric Holdings Co., Ltd. (b)(c)	7,913
13,500	Furukawa Electric Co., Ltd.	65,237
29,552	Mitsubishi Electric Corp. (c)	230,144
4,500	Panasonic Electric Works Co., Ltd.	49,410
9,800	Sumitomo Electric Industries Ltd.	128,272
1,100	Ushio, Inc. (c)	18,644
		499,620
	Electronic Equipment, Instruments & Components
6,850	Citizen Holdings Co., Ltd.	45,182
6,900	FUJIFILM Holdings Corp.	221,008
600	Hirose Electric Co., Ltd. (b)	63,996
50,000	Hitachi Ltd. (c)	171,362
6,300	Hoya Corp.	168,961
2,200	Ibiden Co., Ltd.	74,941
647	Keyence Corp. (b)	149,212
2,600	Kyocera Corp.	240,920
600	Mabuchi Motor Co., Ltd. (b)	32,883
3,000	Murata Manufacturing Co., Ltd.	164,879
1,704	Nidec Corp.	167,038
5,500	Nippon Electric Glass Co., Ltd.	77,667
4,004	Omron Corp. (b)	79,727
2,052	TDK Corp.	132,074
4,450	Yokogawa Electric Corp.	35,770
		1,825,620
	Food & Staples Retailing
6,903	Aeon Co., Ltd. (b)(c)	68,829
1,352	FamilyMart Co., Ltd.	42,755
1,203	Lawson, Inc. (b)	54,598
9,800	Seven & I Holdings Co., Ltd. (b)	214,426
4,500	UNY Co., Ltd. (b)	34,479
		415,087
	Food Products
9,000	Ajinomoto Co., Inc.	85,176
3,500	Kikkoman Corp. (c)	40,872
800	MEIJI Holdings Co., Ltd. (c)	30,121
3,000	Nippon Meat Packers, Inc. (c)	37,851
4,000	Nisshin Seifun Group, Inc.	53,478
1,500	Nissin Foods Holdings Co., Ltd.	49,661
2,200	Yakult Honsha Co., Ltd. (b)	64,542
3,000	Yamazaki Baking Co., Ltd. (b)	36,342
		398,043
	Gas Utilities
11,000	Osaka Gas Co., Ltd.	38,726
13,000	Tokyo Gas Co., Ltd.	52,657
		91,383
	Health Care Equipment & Supplies
3,200	Olympus Corp. (b)(c)	95,340
2,550	Terumo Corp.	143,415
		238,755
	Hotels, Restaurants & Leisure
850	Oriental Land Co., Ltd.	58,377

	Household Durables
6,750	Casio Computer Co., Ltd. (b)	48,990
26,500	Panasonic Corp.	416,880

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

27,000	Sanyo Electric Co., Ltd. (b)(c)	$45,449
8,072	Sekisui Chemical Co., Ltd.	54,603
14,046	Sekisui House Ltd. (b)	133,206
10,500	Sharp Corp.	125,238
9,196	Sony Corp.	306,211
		1,130,577
	Household Products
8,200	Kao Corp.	198,172
800	Unicharm Corp.	75,891
		274,063
	Information Technology Services
900	Itochu Techno-Solutions Corp. (b)	27,269
3,050	Nomura Research Institute Ltd. (b)	68,279
24	NTT Data Corp.	74,585
240	Obic Co., Ltd. (b)	44,865
		214,998
	Insurance
1,000	Aioi Insurance Co., Ltd. (c)	4,761
6,300	Mitsui Sumitomo Insurance Group Holdings, Inc.	158,006
1,000	Nipponkoa Insurance Co., Ltd. (c)	5,770
12,000	Sompo Japan Insurance, Inc. (c)	78,815
2	Sony Financial Holdings, Inc. (c)	5,508
3,550	T&D Holdings, Inc. (c)	73,620
10,968	Tokio Marine Holdings, Inc.	295,417
		621,897
	Internet Software & Services
271	Yahoo! Japan Corp. (b)	102,591

	Leisure Equipment & Products
4,600	Nikon Corp.	94,099
1,650	Shimano, Inc.	67,505
2,900	Yamaha Corp.	34,647
		196,251
	Machinery
5,553	Amada Co., Ltd.	37,240
2,650	Fanuc Ltd.	252,815
1,000	Hitachi Construction Machinery Co., Ltd. (b)	20,935
22,530	IHI Corp. (c)	34,685
20,500	Kawasaki Heavy Industries Ltd. (c)	52,640
15,500	Komatsu Ltd.	310,199
23,000	Kubota Corp.	205,848
1,900	Kurita Water Industries Ltd.	58,773
10,000	Minebea Co., Ltd.	52,887
50,550	Mitsubishi Heavy Industries Ltd. (b)	176,042
6,060	NGK Insulators Ltd.	131,465
10,553	NSK Ltd.	76,183
11,051	NTN Corp.	47,613
1,005	SMC Corp.	121,600
9,000	Sumitomo Heavy Industries Ltd. (c)	45,950
1,300	THK Co., Ltd.	25,625
		1,650,500
	Marine
3,000	Mitsui O.S.K. Lines Ltd.	18,798
18,015	Nippon Yusen KK	62,443
		81,241
	Media
12	Fuji Media Holdings, Inc.	18,091
2,150	Toho Co., Ltd.	35,681
2,300	Tokyo Broadcasting System Holdings, Inc.	34,521
		88,293

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Metals & Mining
10,595	Dowa Holdings Co., Ltd. (c)(e)	$58,585
4,900	JFE Holdings, Inc.	170,096
34,000	Kobe Steel Ltd. (c)	60,551
29,000	Mitsubishi Materials Corp. (c)	74,945
21,604	Mitsui Mining & Smelting Co., Ltd. (c)	56,771
65,108	Nippon Steel Corp.	235,549
42,000	Sumitomo Metal Industries Ltd.	115,116
14,500	Sumitomo Metal Mining Co., Ltd. (c)	200,196
		971,809
	Multiline Retail
6,187	Isetan Mitsukoshi Holdings Ltd. (b)	58,143
8,500	J. Front Retailing Co., Ltd. (b)	40,558
7,807	Marui Group Co., Ltd.	48,417
4,540	Takashimaya Co., Ltd. (b)	33,151
		180,269
	Office Electronics
15,404	Canon, Inc.	602,871
9,530	Konica Minolta Holdings, Inc.	96,996
9,432	Ricoh Co., Ltd.	134,363
		834,230
	Oil, Gas & Consumable Fuels
8	INPEX Corp.	58,458
9,250	Nippon Mining Holdings, Inc.	39,762
22,000	Nippon Oil Corp.	102,560
4,500	Showa Shell Sekiyu KK (b)	35,366
5,000	TonenGeneral Sekiyu KK (b)	41,523
		277,669
	Paper & Forest Products
1,900	Nippon Paper Group, Inc.	49,501
21,000	OJI Paper Co., Ltd. (b)	88,421
		137,922
	Personal Products
5,000	Shiseido Co., Ltd.	102,431

	Pharmaceuticals
6,000	Astellas Pharma, Inc.	221,177
3,306	Chugai Pharmaceutical Co., Ltd.	58,997
8,300	Daiichi Sankyo Co., Ltd.	172,993
3,003	Eisai Co., Ltd. (b)	111,898
4,032	Kyowa Hakko Kirin Co., Ltd.	42,022
3,981	Shionogi & Co., Ltd.	81,954
3,959	Taisho Pharmaceutical Co., Ltd.	69,037
10,100	Takeda Pharmaceutical Co., Ltd.	444,010
		1,202,088
	Real Estate Investment Trusts (REITs)
2	Japan Prime Realty Investment Corp. (b)	3,842
8	Japan Real Estate Investment Corp.	66,962
10	Japan Retail Fund Investment Corp.	46,398
9	Nippon Building Fund, Inc.	80,027
1	Nomura Real Estate Office Fund, Inc.	5,781
		203,010
	Real Estate Management & Development
200	Aeon Mall Co., Ltd.	3,658
2,156	Daito Trust Construction Co., Ltd.	102,381
11,000	Daiwa House Industry Co., Ltd.	115,746
2,450	Leopalace21 Corp. (c)	8,976
12,000	Mitsubishi Estate Co., Ltd.	194,933
9,500	Mitsui Fudosan Co., Ltd.	160,550
3,500	Sumitomo Realty & Development Co., Ltd.	61,990
5,000	Tokyo Tatemono Co., Ltd.	19,815

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

1,000	Tokyu Land Corp.	$3,774
		671,823
	Road & Rail
18	Central Japan Railway Co.	132,195
4,500	East Japan Railway Co.	302,100
7,000	Keihin Electric Express Railway Co., Ltd. (b)	53,939
4,000	Keio Corp.	25,177
21,550	Kintetsu Corp. (b)(c)	74,327
15,500	Nippon Express Co., Ltd.	65,222
11,500	Tobu Railway Co., Ltd. (b)	61,696
16,000	Tokyu Corp.	64,678
12	West Japan Railway Co.	41,385
		820,719
	Semiconductors & Semiconductor Equipment
3,350	Advantest Corp. (b)	82,790
2,105	Rohm Co., Ltd.	141,144
3,300	Tokyo Electron Ltd.	200,076
		424,010
	Software
2,300	Konami Corp.	37,843
1,308	Nintendo Co., Ltd.	365,763
1,050	Oracle Corp. Japan	45,425
2,100	Trend Micro, Inc. (b)	78,313
		527,344
	Specialty Retail
1,100	Fast Retailing Co., Ltd. (b)	182,805
400	Shimamura Co., Ltd. (b)	35,142
830	USS Co., Ltd.	50,645
1,560	Yamada Denki Co., Ltd. (c)	99,827
		368,419
	Textiles, Apparel & Luxury Goods
3,571	Nisshinbo Holdings, Inc.	31,044
3,546	Onward Holdings Co., Ltd. (b)	23,030
		54,074
	Tobacco
52	Japan Tobacco, Inc.	187,490

	Trading Companies & Distributors
23,051	ITOCHU Corp.	179,499
40,550	Marubeni Corp.	235,098
20,000	Mitsubishi Corp.	480,824
24,300	Mitsui & Co., Ltd. (c)	355,151
14,700	Sumitomo Corp.	165,127
		1,415,699
	Transportation Infrastructure
3,000	Mitsubishi Logistics Corp. (b)	32,873

	Wireless Telecommunication Services
40	NTT DoCoMo, Inc.	59,787
11,500	Softbank Corp. (b)	292,760
		352,547
	Total Japan	26,884,781

	Luxembourg (a)(0.3%)
	Metals & Mining
7,925	ArcelorMittal (b)	303,265

	Personal Products
1,967	Oriflame Cosmetics SA (SDR)	107,747

	Total Luxembourg	411,012

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Malaysia (a)(0.0%)
	Multi-Utilities
192	YTL Corp. Berhad	$415

	Mexico (0.3%)
	Food & Staples Retailing
58,650	Wal-Mart de Mexico SAB de CV	260,024

	Household Durables
4,281	Desarrolladora Homex SAB de CV (ADR) (c)	131,213

	Total Mexico	391,237

	Netherlands (a)(2.6%)
	Aerospace & Defense
2,403	European Aeronautic Defence and Space Co. (b)	46,850

	Air Freight & Logistics
9,746	TNT	278,536

	Beverages
3,824	Heineken	187,945

	Chemicals
3,263	Akzo Nobel	194,859
4,354	Koninklijke DSM	201,778
		396,637
	Construction Materials
6,557	James Hardie Industries (CDI) (c)	43,257

	Diversified Financial Services
20,300	ING Groep (Share Certificates) (c)	190,806

	Diversified Telecommunication Services
22,293	Koninklijke KPN	369,703

	Energy Equipment & Services
3,276	Fugro (Share Certificates)	193,575
7,531	SBM Offshore	146,949
		340,524
	Food & Staples Retailing
18,160	Koninklijke Ahold	228,547

	Food Products
21,630	Unilever N.V. (Share Certificates)	663,990

	Industrial Conglomerates
14,435	Koninklijke Philips Electronics	436,348

	Insurance
22,326	Aegon (c)	134,546

	Media
8,407	Reed Elsevier N.V.	101,267
5,723	Wolters Kluwer N.V.	119,098
		220,365
	Professional Services
395	Randstad Holding (b)(c)	18,869

	Real Estate Investment Trusts (REITs)
769	Corio (REIT)	47,326

	Semiconductors & Semiconductor Equipment
5,597	ASML Holding	176,263
6,988	STMicroelectronics N.V.	56,722
		232,985
	Total Netherlands	3,837,234

	Norway (a)(1.6%)
	Chemicals
21,965	Yara International ASA (b)	911,807

	Commercial Banks
21,286	DnB NOR ASA (c)	242,278

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Diversified Telecommunication Services
31,299	Telenor ASA (c)	$407,922

	Electrical Equipment
2,800	Renewable Energy Corp. ASA (b)(c)	16,145

	Industrial Conglomerates
18,890	Orkla ASA	169,994

	Metals & Mining
23,651	Norsk Hydro ASA (c)	170,353

	Oil, Gas & Consumable Fuels
18,760	Statoil ASA	419,842

	Total Norway	2,338,341

	Poland (a)(1.4%)
	Commercial Banks
14,146	Bank Handlowy w Warszawie SA (c)	364,427
1,298	Bank Pekao SA (c)	75,217
8,881	Bank Zachodni WBK SA (c)	529,385
99,550	Getin Holding SA (c)	308,049
6,625	Powszechna Kasa Oszczednosci Bank Polski SA	87,310
		1,364,388
	Construction & Engineering
2,800	PBG SA (c)	201,958

	Diversified Telecommunication Services
7,306	Telekomunikacja Polska SA	39,941

	Metals & Mining
1,435	KGHM Polska Miedz SA	47,078

	Oil, Gas & Consumable Fuels
3,627	Polski Koncern Naftowy Orlen (c)	41,536
212,224	Polskie Gornictwo Naftowe I Gazownictwo SA	275,621
		317,157
	Real Estate Management & Development
1,600	Globe Trade Centre SA (c)	12,832

	Software
843	Asseco Poland SA	17,110

	Total Poland	2,000,464

	Portugal (a)(0.2%)
	Diversified Telecommunication Services
9,891	Portugal Telecom SGPS SA	102,427

	Electric Utilities
30,746	EDP - Energias de Portugal SA	121,651

	Transportation Infrastructure
8,438	Brisa Auto-Estradas de Portugal SA	80,186

	Total Portugal	304,264

	Russia (1.6%)
	Commercial Banks
32,411	VTB Bank OJSC (Registered GDR)	161,154

	Diversified Telecommunication Services
6,100	Vimpel-Communications (ADR)	110,654

	Food Products
5,600	Wimm-Bill-Dann Foods OJSC (ADR) (c)	116,368

	Gold Mining
3,023	Polyus Gold Co. (ADR)	80,094

	Metals & Mining
14,639	MMC Norilsk Nickel (ADR) (c)	220,733

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Oil, Gas & Consumable Fuels
28,550	Gazprom OAO (ADR)	$696,406
5,800	LUKOIL OAO (ADR)	315,625
951	NovaTek OAO (Registered GDR)	66,796
18,900	Rosneft Oil Co. (Registered GDR)	146,052
18,200	Surgutneftegaz (ADR)	153,153
5,009	Tatneft (ADR)	153,572
		1,531,604
	Wireless Telecommunication Services
2,300	Mobile Telesystems OJSC (ADR)	109,894

	Total Russia	2,330,501

	Singapore (a)(0.9%)
	Aerospace & Defense
13,000	Singapore Technologies Engineering Ltd.	28,354

	Airlines
8,276	Singapore Airlines Ltd.	80,511

	Commercial Banks
17,413	DBS Group Holdings Ltd.	175,539
26,093	Oversea-Chinese Banking Corp., Ltd.	151,175
12,508	United Overseas Bank Ltd.	161,172
		487,886
	Distributors
1,031	Jardine Cycle & Carriage Ltd.	18,441

	Diversified Financial Services
8,490	Singapore Exchange Ltd.	47,994

	Diversified Telecommunication Services
82,630	Singapore Telecommunications Ltd.	175,681

	Food & Staples Retailing
13,000	Olam International Ltd. (b)	21,918

	Food Products
14,000	Wilmar International Ltd.	64,903

	Hotels, Restaurants & Leisure
51,000	Genting Singapore PLC (b)(c)	38,107

	Industrial Conglomerates
11,000	Fraser and Neave Ltd.	32,293
14,000	Keppel Corp., Ltd.	82,801
10,511	SembCorp Industries Ltd.	25,993
		141,087
	Machinery
9,400	SembCorp Marine Ltd.	21,994

	Media
15,350	Singapore Press Holdings Ltd. (b)	40,223

	Real Estate Investment Trusts (REITs)
16,000	Ascendas Real Estate Investment Trust	21,998
22,704	CapitaMall Trust	27,211
		49,209
	Real Estate Management & Development
26,000	CapitaLand Ltd.	70,664
5,462	City Developments Ltd. (b)	41,314
		111,978
	Road & Rail
18,089	ComfortDelgro Corp., Ltd.	20,383

	Total Singapore	1,348,669

	Spain (a)(3.1%)
	Commercial Banks
42,780	Banco Bilbao Vizcaya Argentaria SA (b)	649,944
15,509	Banco Popular Espanol SA (b)	118,097
99,122	Banco Santander SA (b)	1,396,576
		2,164,617

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Construction & Engineering
1,998	ACS Actividades de Construccion y Servicios SA (b)	$93,814
5,097	Ferrovial SA	53,243
286	Fomento de Construcciones y Contratas SA	10,938
891	Sacyr Vallehermoso SA (b)(c)	9,214
		167,209
	Diversified Financial Services
2,881	Criteria Caixacorp SA	13,099

	Diversified Telecommunication Services
50,757	Telefonica SA	1,219,184

	Electric Utilities
345	Acciona SA (b)	41,419
38,156	Iberdrola SA	324,338
		365,757
	Gas Utilities
2,121	Gas Natural SDG SA (b)	42,049

	Information Technology Services
662	Indra Sistemas SA	14,339

	Insurance
8,998	Mapfre SA	35,423

	Machinery
1,271	Zardoya Otis SA	23,626

	Metals & Mining
1,782	Acerinox SA (b)	33,461

	Oil, Gas & Consumable Fuels
12,576	Repsol YPF SA	295,940

	Specialty Retail
1,874	Inditex SA	117,784

	Transportation Infrastructure
3,795	Abertis Infraestructuras SA	76,996

	Total Spain	4,569,484

	Sweden (a)(2.3%)
	Building Products
5,299	Assa Abloy AB (B Shares) (b)	91,319

	Commercial Banks
23,031	Nordea Bank AB	211,418
6,815	Svenska Handelsbanken AB (Class A) (b)	178,556
		389,974
	Commercial Services & Supplies
1,600	Securitas AB (Class B)	15,546

	Communications Equipment
52,416	Telefonaktiebolaget LM Ericsson (Class B)	508,431

	Construction & Engineering
6,389	Skanska AB (Class B) (b)	99,299

	Diversified Financial Services
10,004	Investor AB (Class B) (b)	175,904

	Diversified Telecommunication Services
2,733	Tele2 AB (Class B)	38,432
28,889	TeliaSonera AB	193,669
		232,101
	Health Care Equipment & Supplies
4,160	Getinge AB (Class B) (b)	88,724

	Household Durables
4,900	Electrolux AB (Series B) (c)	116,186
4,900	Husqvarna AB (Class B) (b)(c)	33,555
		149,741

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Machinery
4,094	Alfa Laval AB (b)	$55,584
6,644	Atlas Copco AB (Class B) (b)	79,970
17,720	Atlas Copco AB (Class A) (b)	239,767
13,745	Sandvik AB (b)	149,147
4,400	SKF AB (Class B)	67,925
9,985	Volvo AB (Class A) (b)	83,625
14,852	Volvo AB (Class B) (b)	124,813
		800,831
	Metals & Mining
3,977	SSAB AB (Class A) (b)	64,157

	Oil, Gas & Consumable Fuels
3,306	Lundin Petroleum AB (b)(c)	25,161

	Paper & Forest Products
1,250	Holmen AB (Class B)	29,987
12,558	Svenska Cellulosa AB (Class B)	169,833
		199,820
	Specialty Retail
6,458	Hennes & Mauritz AB (Class B)	380,312

	Tobacco
4,193	Swedish Match AB (b)	87,952

	Total Sweden	3,309,272

	Switzerland (a)(7.7%)
	Building Products
694	Geberit AG (Registered Shares) (b)	122,168

	Capital Markets
15,258	Credit Suisse Group AG	661,365
4,106	GAM Holding Ltd.	47,315
4,106	Julius Baer Group Ltd.	134,889
24,039	UBS AG (Registered Shares) (c)	312,283
		1,155,852
	Chemicals
119	Givaudan SA	96,926
4,138	Syngenta AG (Registered Shares)	1,057,740
		1,154,666
	Computers & Peripherals
3,420	Logitech International SA (Registered Shares) (b)(c)	57,697

	Construction Materials
5,265	Holcim Ltd. (c)	362,507

	Diversified Financial Services
100	Pargesa Holding SA	8,381

	Diversified Telecommunication Services
336	Swisscom AG (Registered Shares)	122,216

	Electrical Equipment
45,613	ABB Ltd. (c)	824,964

	Food Products
60,698	Nestle SA (Registered Shares)	2,872,202

	Health Care Equipment & Supplies
2,730	Nobel Biocare Holding AG (Registered Shares)	80,084
178	Straumann Holding AG (Registered Shares) (b)	47,224
1,207	Synthes, Inc.	153,938
		281,246
	Insurance
668	Baloise-Holding AG	55,568
344	Swiss Life Holding AG (Registered Shares) (c)	43,214
5,434	Swiss Reinsurance Co., Ltd. (Registered Shares)	236,925
1,655	Zurich Financial Services AG	350,692
		686,399

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Life Sciences Tools & Services
527	Lonza Group AG (Registered Shares)	$37,179

	Machinery
864	Schindler Holding AG	63,839

	Pharmaceuticals
27,660	Novartis AG (Registered Shares)	1,481,475
8,324	Roche Holding AG	1,397,984
		2,879,459
	Professional Services
238	Adecco SA (Registered Shares)	12,864
27	SGS SA (Registered Shares)	34,759
		47,623
	Textiles, Apparel & Luxury Goods
10,988	Compagnie Financiere Richemont SA	368,317
909	Swatch Group AG (The)	236,960
1,148	Swatch Group AG (The) (Registered Shares)	57,512
		662,789
	Total Switzerland	11,339,187

	Turkey (a)(1.3%)
	Beverages
10,181	Anadolu Efes Biracilik Ve Malt Sanayii	104,736

	Commercial Banks
36,126	Akbank TAS	211,452
74,621	Turkiye Garanti Bankasi	313,820
12,100	Turkiye Halk Bankasi	82,676
44,346	Turkiye Is Bankasi	195,447
29,557	Turkiye Vakiflar Bankasi Tao (c)	77,199
33,178	Yapi ve Kredi Bankasi (c)	80,100
		960,694
	Diversified Financial Services
19,139	Haci Omer Sabanci Holding	81,708

	Diversified Telecommunication Services
24,100	Turk Telekomunikasyon	82,898

	Food & Staples Retailing
1,797	BIM Birlesik Magazalar	81,373

	Industrial Conglomerates
16,972	Enka Insaat ve Sanayi	78,513
18,077	KOC Holding (c)	60,674
		139,187
	Metals & Mining
30,152	Eregli Demir ve Celik Fabrikalari TAS (c)	94,641

	Oil, Gas & Consumable Fuels
5,896	Tupras Turkiye Petrol Rafine	121,205

	Wireless Telecommunication Services
28,914	Turkcell Iletisim Hizmet	211,088

	Total Turkey	1,877,530

	United Kingdom (a)(17.5%)
	Aerospace & Defense
45,026	BAE Systems PLC	253,422
17,932	Cobham PLC	66,308
26,590	Rolls-Royce Group PLC (c)	203,472
		523,202
	Airlines
17,649	British Airways PLC (c)	57,551

	Beverages
42,560	Diageo PLC	716,482

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

6,988	SABMiller PLC	$190,250
		906,732
	Capital Markets
9,461	3i Group PLC	39,704
3,014	ICAP PLC	17,699
3,558	Investec PLC	23,975
32,393	Man Group PLC	122,319
3,118	Schroders PLC	61,728
		265,425
	Chemicals
3,138	Johnson Matthey PLC	73,242

	Commercial Banks
86,643	Barclays PLC	371,055
242,007	HSBC Holdings PLC	2,593,749
118,000	Lloyds Banking Group PLC (c)	95,615
231,734	Royal Bank of Scotland Group PLC (c)	117,867
27,556	Standard Chartered PLC	629,955
		3,808,241
	Commercial Services & Supplies
7,769	Aggreko PLC	111,351
4,556	G4S PLC	18,306
1,852	Serco Group PLC	14,704
		144,361
	Construction & Engineering
8,559	Balfour Beatty PLC	36,233

	Containers & Packaging
10,347	Rexam PLC	49,292

	Diversified Financial Services
869	London Stock Exchange Group PLC (b)	8,858

	Diversified Telecommunication Services
120,827	BT Group PLC	265,173

	Electric Utilities
20,881	Scottish & Southern Energy PLC	389,072

	Energy Equipment & Services
16,416	AMEC PLC	197,439
10,200	Petrofac Ltd.	155,596
		353,035
	Food & Staples Retailing
15,053	J Sainsbury PLC	77,673
81,517	Tesco PLC	551,376
		629,049
	Food Products
16,935	Cadbury PLC (b)	224,356
17,446	Unilever PLC	532,077
		756,433
	Health Care Equipment & Supplies
20,839	Smith & Nephew PLC	209,649

	Hotels, Restaurants & Leisure
2,716	Carnival PLC (c)	97,834
28,993	Compass Group PLC	197,152
5,641	Intercontinental Hotels Group PLC	80,608
9,958	Ladbrokes PLC	24,773
3,327	Whitbread PLC	74,168
		474,535
	Household Durables
1,777	Berkeley Group Holdings PLC (c)	22,559

	Household Products
8,184	Reckitt Benckiser Group PLC	425,388

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Independent Power Producers & Energy Traders
5,345	International Power PLC	$27,256

	Industrial Conglomerates
5,409	Smiths Group PLC	86,179
16,372	Tomkins PLC	49,004
		135,183
	Insurance
2,090	Admiral Group PLC	37,592
28,972	Aviva PLC	178,997
74,369	Legal & General Group PLC	89,169
62,200	Old Mutual PLC (c)	102,472
27,932	Prudential PLC	254,559
42,325	RSA Insurance Group PLC	86,345
23,765	Standard Life PLC	73,745
		822,879
	Internet & Catalog Retail
10,876	Home Retail Group PLC	44,140

	Machinery
8,683	Charter International PLC	96,280
8,961	Invensys PLC	43,773
		140,053
	Media
27,957	British Sky Broadcasting Group PLC	236,636
13,711	Pearson PLC	194,763
18,758	Reed Elsevier PLC	149,498
48,900	WPP PLC	451,284
		1,032,181
	Metals & Mining
12,538	Anglo American PLC (c)	454,928
7,344	Antofagasta PLC	102,695
8,790	BHP Billiton PLC	258,173
9,452	Rio Tinto PLC	453,536
13,782	Xstrata PLC (c)	225,376
		1,494,708
	Multi-Utilities
40,904	Centrica PLC	175,596
48,356	National Grid PLC	486,777
2,444	United Utilities Group PLC	20,922
		683,295
	Multiline Retail
17,549	Marks & Spencer Group PLC	97,571
3,214	Next PLC	100,726
		198,297
	Oil, Gas & Consumable Fuels
49,805	BG Group PLC	912,077
287,726	BP PLC	2,692,768
54,701	Royal Dutch Shell PLC (Class A)	1,509,302
40,553	Royal Dutch Shell PLC (Class B)	1,082,868
		6,197,015
	Pharmaceuticals
15,835	AstraZeneca PLC	736,201
59,855	GlaxoSmithKline PLC	1,165,238
		1,901,439
	Professional Services
1,773	Capita Group PLC (The)	20,387
11,626	Experian PLC	110,564
		130,951

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Real Estate Investment Trusts (REITs)
12,620	British Land Co., PLC	$87,472
10,112	Hammerson PLC	60,784
11,109	Land Securities Group PLC	112,724
6,556	Liberty International PLC	47,436
10,225	Segro PLC	51,156
		359,572
	Road & Rail
10,380	Firstgroup PLC	61,131

	Software
23,668	Sage Group PLC (The)	89,339

	Specialty Retail
16,731	Kingfisher PLC	56,629

	Textiles, Apparel & Luxury Goods
7,072	Burberry Group PLC	69,344

	Tobacco
21,622	British American Tobacco PLC	712,900
8,638	Imperial Tobacco Group PLC	279,027
		991,927
	Trading Companies & Distributors
5,923	Bunzl PLC	58,807
808	Wolseley PLC (c)	17,818
		76,625
	Water Utilities
7,000	Severn Trent PLC	125,610

	Wireless Telecommunication Services
749,547	Vodafone Group PLC	1,610,243

	Total United Kingdom	25,645,847

	Total Common Stocks (Cost $119,475,867)	121,863,992

	Preferred Stocks (0.8%)
	Brazil (0.6%)
	Commercial Banks
8,753	Banco Bradesco SA	145,476
10,498	Investimentos Itau SA	62,543
8,518	Itau Unibanco Holding SA	163,265
		371,284
	Diversified Telecommunication Services
2,232	Tele Norte Leste Participacoes SA	39,785

	Electric Utilities
4,269	Centrais Eletricas Brasileiras SA	78,586
2,709	Cia Energetica de Minas Gerais	45,054
		123,640
	Metals & Mining
928	Bradespar SA	19,112
2,529	Gerdau SA	33,997
1,161	Metalurgica Gerdau SA	19,303
1,272	Usinas Siderurgicas de Minas Gerais SA	33,470
3,903	Vale SA (a)	87,253
		193,135
	Oil, Gas & Consumable Fuels
12,938	Petroleo Brasileiro SA	234,531

	Total Brazil	962,375

	Germany (a)(0.2%)
	Automobiles
1,607	Porsche Automobil Holding SE	91,106
1,213	Volkswagen AG	97,998
		189,104

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

	Household Products
513	Henkel AG & Co. KGaA		$26,089

	Multi-Utilities
230	RWE AG		18,650

	Total Germany		233,843

	Total Preferred Stocks (Cost $1,087,244)		1,196,218

NUMBER OF RIGHTS
	Rights (0.0%)
	Japan (0.0%)
	Metals & Mining
22,095	Dowa Mining Co. (Cost $0)(c)		0

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	France (0.0%)
	Real Estate Investment Trusts (REITs)
244	Fonciere Des Regions (c)	12/31/10	189

	Italy (0.0%)
	Capital Markets
1,520	Mediobanca SpA (c)	03/18/11	246

	Commercial Banks
1,664	Unione di Banche Italiane ScpA (c)	06/30/11	100

	Total Italy		346

	Total Warrants (Cost $0)		535

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (20.6%)
	Securities Held as Collateral on Loaned Securities (8.7%)
	Repurchase Agreement (1.9%)
$2,800	Bank of America Securities LLC (0.12% dated 01/29/10, due 02/01/10; proceeds $2,800,383; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.00% due 08/01/33; valued at $2,856,362) (Cost $2,800,355)		2,800,355

NUMBER OF SHARES (000)
	Investment Company (i)(6.8%)
9,948	Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio - Institutional Class (Cost $9,948,171)		9,948,171

	Total Securities Held as Collateral on Loaned Securities (Cost $12,748,526)		12,748,526

	Investment Company (i) (11.9%)
17,436	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $17,435,549)		17,435,549

	Total Short-Term Investments (Cost $30,184,075)		30,184,075

	Total Investments (Cost $150,747,186) (j)(k)	104.5%	153,244,820
	Liabilities in Excess of Other Assets	(4.5)	(6,609,002)
	Net Assets	100.0%	$146,635,818

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
GDR	Global Depositary Receipt.
PPS	Price Protected Share.
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

(a)

Securities with a total market value equal to $118,182,654 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Such fair value measurements may be Level 2 measurements if observable inputs are available.

(b)

The value of loaned securities and related collateral outstanding at January 31, 2010 were $12,302,667 and $12,972,705, respectively. The Fund received cash collateral of $12,839,847 of which $12,748,526 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2010, there was uninvested cash of $91,321.  The remaining collateral of $132,858 was received in the form of U.S. Government obligations, which the fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-income producing security.
(d)	Comprised of securities in separate entities that are traded as a single stapled security.
(e)	Security noted was not fair valued in accordance with (a) above.
(f)	Security trades on the Hong Kong exchange.
(g)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(h)

For the three months ended January 31, 2010, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc common stock, an affiliate of the Fund, was $106,275, including net realized losses of $108,395.

(i)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(j)	Securities have been designated as collateral in connection with open futures and forward foreign currency contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

Futures Contracts Open at January 31, 2010:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
41	Long	DAX Index Future, March 2010	$7,969,175	$(251,332)
108	Long	Dow Jones Euro Stoxx 50 Index Future, March 2010	4,152,349	(100,406)
27	Long	FTSE 100 Index Future, March 2010	2,222,054	(23,972)
21	Long	Tokyo Price Index Future, March 2010	2,081,039	(19,732)
20	Long	H-SHARES Index Future, February 2010	1,487,258	5,741
17	Long	SGX MSCI Singapore Index Future, February 2010	792,548	12,544
21	Long	SGX CNX NIFTY Index Future, February 2010	205,233	(6,897)
		Net Unrealized Depreciation		$(384,054)

Morgan Stanley International Fund

Portfolio of Investments • January 31, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at January 31, 2010:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	630,000		$880,362	02/01/2010	$6,866
EUR	60,125		$83,472	02/02/2010	108
HKD	6,279,889		$808,535	02/02/2010	(318)
TRY	1,114,227		$745,405	02/02/2010	974
CHF	209,629		$197,576	02/03/2010	(56)
EUR	3,634		$5,045	02/03/2010	7
	$5,246,523	AUD	5,686,795	02/18/2010	(225,630)
	$9,907,030	EUR	6,814,013	02/18/2010	(459,821)
	$28,518,947	EUR	19,615,076	02/18/2010	(1,323,854)
	$27,391,548	EUR	18,839,531	02/18/2010	(1,271,699)
	$4,095,191	EUR	2,816,742	02/18/2010	(189,952)
	$256,442	GBP	158,418	02/18/2010	(3,248)
	$362,852	GBP	224,158	02/18/2010	(4,588)
	$402,300	HKD	3,120,239	02/18/2010	(359)
	$287,300	HKD	2,233,729	02/18/2010	443
	$293,650	HKD	2,281,543	02/18/2010	253
	$13,025	JPY	1,184,156	02/18/2010	95
	$3,528,406	JPY	320,767,426	02/18/2010	25,417
AUD	3,235,879		$2,921,769	02/18/2010	64,799
EUR	632,609		$919,769	02/18/2010	42,696
EUR	5,306,988		$7,715,830	02/18/2010	358,018
EUR	550,682		$800,620	02/18/2010	37,133
EUR	26,990,435		$39,240,313	02/18/2010	1,819,740
EUR	3,310,434		$4,808,141	02/18/2010	218,428
EUR	2,223,210		$3,133,296	02/18/2010	50,953
EUR	1,980,873		$2,786,138	02/18/2010	39,779
GBP	966,141		$1,563,950	02/18/2010	19,796
GBP	1,172,440		$1,897,829	02/18/2010	23,953
HKD	34,585,684		$4,460,712	02/18/2010	5,470
JPY	72,656,651		$799,180	02/18/2010	(5,792)
JPY	285,826,217		$3,143,296	02/18/2010	(23,409)
		Net Unrealized Depreciation			$(793,798)

Currency Abbreviations:

AUD	Australian Dollar.
BRL	Brazilian Real.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
TRY	Turkish Lira.

Morgan Stanley International Fund

Summary of Investments • January 31, 2010 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Company	$17,435,549	12.4%
Commercial Banks	16,900,433	12.0
Oil, Gas & Consumable Fuels	12,606,724	9.0
Metals & Mining	8,009,438	5.7
Pharmaceuticals	7,501,023	5.3
Chemicals	5,508,615	3.9
Food Products	5,362,088	3.8
Diversified Telecommunication Services	4,234,166	3.0
Insurance	3,984,621	2.8
Automobiles	3,778,992	2.7
Machinery	3,092,646	2.2
Industrial Conglomerates	2,620,853	1.9
Electric Utilities	2,618,192	1.9
Capital Markets	2,476,830	1.8
Food & Staples Retailing	2,439,313	1.7
Wireless Telecommunication Services	2,303,173	1.6
Real Estate Management & Development	2,110,245	1.5
Electrical Equipment	2,017,624	1.4
Energy Equipment & Services	1,990,726	1.4
Beverages	1,966,022	1.4
Electronic Equipment, Instruments & Components	1,825,620	1.3
Media	1,756,829	1.3
Household Durables	1,640,732	1.2
Trading Companies & Distributors	1,524,770	1.1
Multi-Utilities	1,506,177	1.1
Communications Equipment	1,343,656	1.0
Tobacco	1,267,369	0.9
Textiles, Apparel & Luxury Goods	1,208,331	0.9
Real Estate Investment Trusts (REITs)	1,181,558	0.8
Diversified Financial Services	1,168,317	0.8
Construction & Engineering	1,130,395	0.8
Road & Rail	1,119,537	0.8
Specialty Retail	1,063,626	0.8
Software	1,056,798	0.8
Health Care Equipment & Supplies	910,579	0.7
Office Electronics	862,942	0.6
Auto Components	816,929	0.6
Hotels, Restaurants & Leisure	788,431	0.6
Household Products	771,891	0.6
Building Products	763,771	0.5
Construction Materials	729,179	0.5
Aerospace & Defense	668,518	0.5
Semiconductors & Semiconductor Equipment	656,995	0.5
Computers & Peripherals	605,993	0.4
Multiline Retail	585,139	0.4
Commercial Services & Supplies	517,603	0.4
Paper & Forest Products	480,062	0.3
Air Freight & Logistics	451,983	0.3
Gas Utilities	339,894	0.2
Information Technology Services	334,454	0.2
Marine	298,379	0.2
Personal Products	275,770	0.2
Transportation Infrastructure	241,590	0.2
Containers & Packaging	203,649	0.2
Professional Services	197,443	0.1

Leisure Equipment & Products	$196,251		0.1
Airlines	185,529		0.1
Distributors	133,025		0.1
Water Utilities	125,610		0.1
Health Care Providers & Services	123,986		0.1
Internet Software & Services	102,591		0.1
Gold Mining	80,094		0.1
Consumer Finance	78,267		0.1
Biotechnology	61,689		0.0
Diversified Consumer Services	48,495		0.0
Internet & Catalog Retail	44,140		0.0
Life Sciences Tools & Services	37,179		0.0
Independent Power Producers & Energy Traders	27,256		0.0
	$140,496,294	+^	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

^

Does not include open long futures contracts with an underlying face amount of $18,909,656 with unrealized depreciation of $384,054 and open forward foreign currency contracts with net unrealized depreciation of $793,798.

Morgan Stanley International Fund

Notes to the Portfolio of Investments • January 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$668,518	$13,779	$654,739	—
Air Freight & Logistics	451,983	—	451,983	—
Airlines	185,529	—	185,529	—
Auto Components	816,929	—	816,929	—
Automobiles	3,589,888	—	3,589,888	—
Beverages	1,966,022	—	1,966,022	—
Biotechnology	61,689	—	61,689	—
Building Products	763,771	—	763,771	—
Capital Markets	2,476,584	—	2,476,584	—
Chemicals	5,508,615	—	5,508,615	—
Commercial Banks	16,529,049	337,059	16,191,990	—
Commercial Services & Supplies	517,603	—	517,603	—
Communications Equipment	1,343,656	—	1,343,656	—
Computers & Peripherals	605,993	—	605,993	—
Construction & Engineering	1,130,395	—	1,130,395	—
Construction Materials	729,179	—	729,179	—
Consumer Finance	78,267	—	78,267	—
Containers & Packaging	203,649	—	203,649	—
Distributors	133,025	—	133,025	—
Diversified Consumer Services	48,495	—	48,495	—
Diversified Financial Services	1,168,317	41,195	1,127,122	—
Diversified Telecommunication Services	4,194,381	110,654	4,083,727	—

Electric Utilities	2,494,552	—	2,494,552	—
Electrical Equipment	2,017,624	—	2,017,624	—
Electronic Equipment, Instruments & Components	1,825,620	—	1,825,620	—
Energy Equipment & Services	1,990,726	—	1,990,726	—
Food & Staples Retailing	2,439,313	260,024	2,179,289	—
Food Products	5,362,088	327,483	5,034,605	—
Gas Utilities	339,894	—	339,894	—
Gold Mining	80,094	80,094	—	—
Health Care Equipment & Supplies	910,579	—	910,579	—
Health Care Providers & Services	123,986	—	123,986	—
Hotels, Restaurants & Leisure	788,431	—	788,431	—
Household Durables	1,640,732	337,855	1,302,877	—
Household Products	745,802	—	745,802	—
Independent Power Producers & Energy Traders	27,256	—	27,256	—
Industrial Conglomerates	2,620,853	—	2,620,853	—
Information Technology Services	334,454	23,764	310,690	—
Insurance	3,984,621	—	3,984,621	—
Internet & Catalog Retail	44,140	—	44,140	—
Internet Software & Services	102,591	—	102,591	—
Leisure Equipment & Products	196,251	—	196,251	—
Life Sciences Tools & Services	37,179	—	37,179	—
Machinery	3,092,646	—	3,092,646	—
Marine	298,379	—	298,379	—
Media	1,756,829	—	1,756,829	—
Metals & Mining	7,816,303	352,386	7,463,917	—
Multi-Utilities	1,487,527	—	1,487,527	—
Multiline Retail	585,139	97,346	487,793	—
Office Electronics	862,942	—	862,942	—
Oil, Gas & Consumable Fuels	12,372,193	1,718,142	10,654,051	—
Paper & Forest Products	480,062	—	480,062	—
Personal Products	275,770	—	275,770	—
Pharmaceuticals	7,501,023	—	7,501,023	—
Professional Services	197,443	—	197,443	—
Real Estate Investment Trusts (REITs)	1,181,369	—	1,181,369	—
Real Estate Management & Development	2,110,245	—	2,110,245	—
Road & Rail	1,119,537	102,536	1,017,001	—
Semiconductors & Semiconductor Equipment	656,995	—	656,995	—
Software	1,056,798	—	1,056,798	—
Specialty Retail	1,063,626	—	1,063,626	—
Textiles, Apparel & Luxury Goods	1,208,331	—	1,208,331	—
Tobacco	1,267,369	—	1,267,369	—
Trading Companies & Distributors	1,524,770	—	1,524,770	—
Transportation Infrastructure	241,590	2,970	238,620	—
Water Utilities	125,610	—	125,610	—
Wireless Telecommunication Services	2,303,173	109,894	2,193,279	—
Total Common Stocks	121,863,992	3,915,181	117,948,811	—
Preferred Stocks	1,196,218	962,375	233,843	—
Rights	0	0	—	—
Warrants	535	535	—	—
Short-Term Investments
Repurchase Agreement	2,800,355	—	2,800,355	—
Investment Company	27,383,720	27,383,720	—	—
Total Short-Term Investments	30,184,075	27,383,720	2,800,355	—
Futures	18,285	18,285	—	—
Forward Foreign Currency	2,714,928	—	2,714,928	—
Total	$155,978,033	$32,280,096	$123,697,937	—

Liabilities:
Futures	$(402,339)	$(402,339)	$—	—
Forward Foreign Currency	(3,508,726)	—	(3,508,726)	—
Total	$(3,911,065)	$(402,339)	$(3,508,726)	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010